Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Changes in Accumulated Other Comprehensive Income by Component, Net of Tax

The changes in accumulated other comprehensive income by component, net of tax, were as follows:

	Foreign currency translation adjustments	Unrealized gains/(losses) on available-for-sale debt securities	Total
	RMB	RMB	RMB
Balance at December 31, 2020	2,542,287	393	2,542,680
Other comprehensive income/(loss) before reclassification	168,079	(2,426)	165,653
Amounts reclassified from accumulated other comprehensive income	—	(425)	(425)
Net current-period other comprehensive income/(loss)	168,079	(2,851)	165,228
Other comprehensive loss attributable to noncontrolling interests and redeemable noncontrolling interests	1,062	32	1,094
Balance at December 31, 2021	2,711,428	(2,426)	2,709,002
Other comprehensive loss before reclassification	(844,725)	(21,091)	(865,816)
Amounts reclassified from accumulated other comprehensive income	—	—	—
Net current-period other comprehensive loss	(844,725)	(21,091)	(865,816)
Cumulative effect of adopting ASU 2020-06	24,938	—	24,938
Other comprehensive income attributable to noncontrolling interests	(4,670)	—	(4,670)
Balance at December 31, 2022	1,886,971	(23,517)	1,863,454
Other comprehensive loss before reclassification	(163,983)	(11,367)	(175,350)
Amounts reclassified from accumulated other comprehensive income	—	—	—
Net current-period other comprehensive loss	(163,983)	(11,367)	(175,350)
Other comprehensive income attributable to noncontrolling interests	(57)	—	(57)
Balance at December 31, 2023	1,722,931	(34,884)	1,688,047
Balance at December 31, 2023 in US$	242,669	(4,913)	237,756